Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Employee Benefit Plans [Abstract]
Service cost	¥ 1,613	¥ 1,681	¥ 3,226	¥ 3,361
Interest cost	510	447	1,021	893
Expected return on plan assets	(1,514)	(1,457)	(3,028)	(2,913)
Amortization of net actuarial losses	989	1,379	1,978	2,759
Amortization of prior service cost	(400)	(381)	(800)	(761)
Net periodic benefit cost	¥ 1,198	¥ 1,669	¥ 2,397	¥ 3,339